SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

23. SHAREHOLDERS' EQUITY

        Share capital (ordinary shares)—The Group had 1,998,381,575 authorized ordinary shares with par value 0.1 RUB as of December 31, 2017 and 2016. Preferred shares have not been issued.

        As of December 31, 2017, the total shares in treasury stock comprised 86,339,156 and 1,912,042,419 shares were outstanding. As of December 31, 2016, the total shares in treasury stock comprised 11,482,047, and 1,986,899,528 shares were outstanding.

        Mobile TeleSystems' Level III American Depositary Shares (ADS) were successfully placed during the Company's initial public offering on the New York Stock Exchange on June 30, 2000. Each ADS represents 2 ordinary shares. As of December 31, 2015 the Group repurchased 33,997,667 ADSs, which were used to decrease the Group's charter capital in 2016.

        MTS ordinary shares have been traded on the Moscow Exchange (previously, Moscow Interbank Currency Exchange (MICEX)) since October 2003 under the ticker symbol MTSI.

        In 2016, the Group launched a Tender Offer, aiming to return cash of up to RUB 4,935 million to the holders of ordinary shares and ADS. During the year ended December 31, 2016 through the Tender Offer the Group has repurchased 3,060,409 ordinary shares for RUB 747 million (including 1,550,495 ordinary shares purchased from Sistema for RUB 335 million).

        In 2017 the Group launched a Tender Offer, aiming to repurchase its ordinary shares (including shares represented by ADSs) for up to RUB 4,647 million. Through the Tender Offer, during the year ended December 31, 2017, the Group purchased a total of 16,022,364 shares (including shares represented by ADSs) at a price per share of RUB 290, for a total cost of RUB 4,646 million. Simultaneously, the Group purchased 16,038,892 shares from Sistema Finance under the Sistema Purchase Agreement for an aggregate purchase price of RUB 4,651 million.

        In 2017, the Group announced that its Board of Directors has approved the repurchase of its shares and ADSs by means of a share repurchase plan in the total amount of up to RUB 20,000,000,000 (the "Repurchase Plan"), the amount includes funds used for purchasing the Company's shares from Sistema Finance until April 2019. The Repurchase Plan is carried out by the Group's wholly-owned subsidiary Stream Digital, LLC. During the year ended December 31, 2017, the Group purchased 43,647,128 shares (including shares represented by ADSs) under the Repurchase Plan at prices from RUB 257 up to RUB 305 for a total cost of RUB 12,475 million.

1.     Nature and purpose of reserves

        Additional paid in capital reserve is used to recognize equity-settled share-based payment transactions, results of capital transactions under common control; changes in ownership interest in subsidiaries that do not result in gain/loss of control; the excess of cash received over the acquisition cost of treasury shares.

        Foreign currency translation reserve is used to record exchange differences arising from the translation of foreign subsidiaries financial statements from functional to presentation currency.

        Investments revaluation reserve is used to record the accumulated impact of derivatives designated as cash flow hedges and revaluation of investments available for sale.

        Remeasurements of the net defined benefit liability is used to recognize actuarial gains and losses related to the pension program set for employees of the Group's subsidiary MGTS.

        The following table represents roll forward of reserves balances for the years ended December 31, 2017, 2016 and 2015:

	Foreign currency translation reserve	Cash flow hedging reserve	Remeasurements of the net defined benefit liability
Balances at January 1, 2015	8,803	4,268	407

Other comprehensive income for the year	835	3,253	86
Less: tax expense	—	(542)	—
Amounts reclassified to profit for the year	—	(7,121)	—
Less: tax benefit	—	1,187	—
Net other comprehensive income / (loss) for the year	835	(3,223)	86

Balances at December 31, 2015	9,638	1,045	493

Other comprehensive (loss) / income for the year	(13,970)	(11,324)	50
Less: tax benefit	—	2,219	—
Amounts reclassified to profit for the year	(2,086)	9,897	—
Less: tax expense	—	(1,992)	—
Net other comprehensive (loss) / income for the year	(16,056)	(1,200)	50

Balances at December 31, 2016	(6,418)	(155)	543

Other comprehensive loss for the year	(2,620)	(3,140)	(40)
Less: tax benefit	—	628	—
Amounts reclassified to profit for the year		3,748	—
Less: tax expense		(741)	—
Amounts reclassified to Additional paid in capital	(659)
Less: tax expense	—
Net other comprehensive (loss) / income for the year	(3,279)	495	(40)

Balances at December 31, 2017	(9,697)	340	503

2.     Non-controlling interest

        As of December 31, 2017 the only material subsidiary of the Group which had non-controlling interests was MGTS.

        The summarised financial information of MGTS PJSC is presented as follows:

	Year ended December 31,
	2017	2016	2015
Non-controlling interest opening balance	(4,787)	(5,191)	(4,399)
Profit for the year attributable to non-controlling interest	(554)	(727)	(782)
Dividends to non-controlling interest	1,175	1,120	257
Other	(14)	11	(267)
Non-controlling interest closing balance	(4,180)	(4,787)	(5,191)

	December 31
	2017	2016
Current assets	22,595	25,301
Non-current assets	42,204	50,130
Current liabilities	(8,959)	(7,653)
Non- current liabilities	(7,250)	(7,965)

	Year ended December 31,
	2017	2016	2015
Revenue, gross of intercompany	(39,565)	(40,210)	(41,144)
Profit for the year, gross of intercompany	(9,719)	(12,167)	(13,322)

3.     Dividends

        As a leading telecommunications group with a home base in developing markets, MTS' primary need is to maintain sufficient resources and flexibility to meet financial and operational requirements. At the same time, the Group continually seeks ways to create shareholder value through both its commercial and financial strategies, including organic and non organic development as well as the Group's capital management practices.

        MTS continues to include dividend payments as part of its commitment to maximizing shareholder value. Decisions on dividends are proposed by the Board of Directors and voted upon thereafter at a general meeting of shareholders. In determining the Company's dividend payout, the Board of Directors considers a variety of factors, including:

•	Macroeconomic factors and levels of competitiveness in core markets,
•	Cash flow from operations,
•	The outlook for earnings growth,
•	Capital expenditure requirements,
•	Potential acquisition opportunities,
•	The state of capital markets and the Group's liquidity position, and
•	The Group's overall debt position.

        In 2016, the Board of Directors approved a dividend policy for the calendar years 2016 - 2018, committing to a minimum cumulative dividend payout of RUB 20.0 per ordinary share through two semi-annual payments. In addition, the Group will aim for a target payout of RUB 25.0 - 26.0 per ordinary share in each calendar year.

        The Group may take decisions on dividend payout based not only on annual results but also on interim results for three, six or nine months of the fiscal year. Annual and interim dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian statutory accounting regulations, denominated in Russian Rubles, after certain deductions. The net income of MTS PJSC for the years ended December 31, 2017, 2016 and 2015 that is distributable under Russian legislation totaled RUB 125,091 million, RUB 50,659 million and RUB 6,590 million, respectively.

        The following table summarizes the Group's declared cash dividends for the years ended December 31, 2017, 2016 and 2015:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Dividends declared (including dividends on treasury shares of 1,337, 1,950 and 1,922 respectively)	51,958	51,958	52,011
Dividends, RUB per ADS	52.00	52.00	50.34
Dividends, RUB per share	26.00	26.00	25.17

        As of December 31, 2017 and 2016 dividends payable were RUB 125.4 and 87.0 million, respectively, and included in the trade and other payables within the consolidated statement of financial position.